Events After the Balance Sheet (Details) - shares	Apr. 30, 2026	Jan. 03, 2026
Subsequents Event [Member] | Bonus Shares [Member]
Events After the Balance Sheet [Line Items]
Shares issued		140,000
Subsequents Event [Member] | Common stock [Member]
Events After the Balance Sheet [Line Items]
Shares issued		35,000
Forecast [Member] | Huidan Li [Member]
Events After the Balance Sheet [Line Items]
Shares issued	650,307
Forecast [Member] | Lei Sun [Member]
Events After the Balance Sheet [Line Items]
Shares issued	2,400,000
Forecast [Member] | ESOP Shares [Member]
Events After the Balance Sheet [Line Items]
Shares issued	4,500,000
Forecast [Member] | Preferred F Shares [Member]
Events After the Balance Sheet [Line Items]
Shares issued	160,002